DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenue			$ 609
Cost of revenue			588
GROSS PROFIT			21
Selling, general and administrative		289	116
Net loss		(289)	(95)
Less: Net loss attributable to non-controlling interests		123	47
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.		$ (166)	$ (48)